Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

NOTE 9: Subsequent Events

Through April 8, 2013, we sold common stock pursuant to a registered continuous offering carried out in a manner consistent with offerings of non-listed REITs. Subsequently, we decided to sell shares of common stock in an underwritten public offering and terminate the continuous offering. On May 13, 2013, we filed a new registration statement relating to the underwritten offering. There can be no assurance that we will be able to complete the underwritten offering. While the new registration statement has been filed with the SEC, it has not yet been declared effective by the SEC. The common stock to be registered pursuant to our new registration statement may not be sold nor may offers to buy be accepted prior to the time the new registration statement becomes effective. Any disclosure concerning the underwritten offering is neither an offer to sell nor a solicitation to purchase our common stock.

On May 7, 2013, RAIT elected to convert 5,274,900 of its common limited partnership units to shares of our common stock according to the terms of the Agreement of Limited Partnership. The shares of our common stock issued were issued in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended.

Effective as of May 7, 2013, we entered into the Second Amended and Restated Advisory Agreement, or the amended and restated advisory agreement. The amended and restated advisory agreement was adopted primarily to adjust the advisor’s compensation and modify its duties to us.

Pursuant to the terms of the amended advisory agreement, our advisor will be compensated as follows:

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Annual Base Management Fee of 0.75% of average gross real estate assets. Average gross real estate assets means the average of the aggregate book value of our real estate assets (excluding the book values attributable to the eight properties in our existing portfolio) before reserves for depreciation or other similar noncash reserves. We will compute average gross real estate assets by taking the average of the book values of our properties (excluding the eight properties in our existing portfolio) at the end of each month during the quarter for which we are calculating the fee. The fee is payable quarterly in an amount equal to 0.1875% of average gross real estate assets as of the last day of such quarter.

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We will pay our advisor an incentive fee based on our pre-incentive fee core funds from operations, or Core FFO, a non-GAAP measure as defined in the advisory agreement. The incentive fee is computed at the end of each fiscal quarter as follows:

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no incentive fee in any fiscal quarter in which our pre-incentive fee Core FFO does not exceed the hurdle rate of 1.75% (7% annualized) of the cumulative gross amount of equity capital we have obtained; and

•	20% of the amount of our pre-incentive fee Core FFO that exceeds 1.75% (7% annualized) of the cumulative gross amount of equity capital we have obtained.

In July 2013, we amended our advisory agreement so that no base management fee is charged on the eight properties in our existing portfolio. This amendment was effective as of April 1, 2013. Also in July 2013, our advisor agreed to reimburse us for approximately $132 of transfer agent costs incurred from January 1, 2013 through May 2013, when we changed transfer agents as we commenced the process of listing our common shares on the NYSE MKT.